Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Summary of significant accounting policies

3. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these financial statements are set out below. Expect as described below, these policies have been consistently applied to all years presented.

The Group has initially adopted IFRS 16, Leases on January 1, 2019. A number of other new standards are effective from January 1, 2019 but these do not have a material effect on the Company’s consolidated financial statements.

Due to the transition methods chosen by the Group in applying these standard, comparative information throughout these financial statements has not been restated to reflect the requirements of the new standards.

Consolidation

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intercompany balances and transactions are eliminated in preparing the consolidated financial statements.

A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. Interests in the joint venture are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence or joint control ceases.

Revenues from contracts with customers

The Group has adopted IFRS 15 using the cumulative effect method, with the effect of initially applying this standard recognized at the date of initial application (i.e. January 1, 2018). Accordingly, the information presented for 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 18, IAS 11 and related interpretations. Additionally, the disclosure requirements in IFRS 15 have not generally been applied to comparative information.

Upon adoption of IFRS 15, the Company changed the accounting policy on the revenue recognition relating to maintenance contracts are set out below.

Under IFRS 15, the Company recognizes revenue on the maintenance contracts based on the input method, such as the number of service visits or the provision of certain goods, in particular printheads, to measure the progress that depicts the transfer of control of the goods or services to the customer toward complete satisfaction of a performance obligation over time. Therefore, the expected number of service visits and goods to be provided under a contract have been estimated by the Company’s service department based on historical experience. Under IAS 18, the Company recognized revenue on a straight-line basis over the contract term.

IFRS 15 did not and continues to not have a significant impact on the Group’s accounting policies with respect to other revenue streams.

Revenue on the sale of new or refurbished 3D printers is recognized at the point in time after completed installation of 3D printers at the customer site and evidenced through final acceptance by the customer. Customers obtain control of the 3D printers when the customers have accepted the assets.

From time to time, refurbished 3D printers which have been operating at the Company’s service centers for an average of 1.5 to 2.5 years, are routinely sold to customers. Prior to sale, such printers are fully refurbished, which includes the installation of a new printhead.

The Group provides customers with statutory warranty on all 3D printers for one year. The warranty presents assurance-type warranty and is not treated as a separate performance obligation. After the initial one-year warranty period, the Group offers its customers optional maintenance contracts, which are considered as individual performance obligations.

The Company, from time to time, offers to customers, to operate their purchased 3D printer and perform 3D printing on custom-ordered printed products for a temporary period before the customers’ facility is configured according to required technical specifications. The Company recognizes revenue for the use of space on Company premises over time under the term of the contracts. The Company recognizes revenue from the sale of customized printed products from the customer’s purchased 3D printer, upon transfer of control of ownership to the customers, generally upon shipment.

Revenue on the sale of customized printed products is recognized at the point in time when the control of ownership of the assets is transferred to the customers, generally upon shipment.

Shipping, packaging and handling costs billed to customers for the sales of customized printed products and consumables are not considered as a separate performance obligation. The Company recognized the gross revenue at the point in time as the service is provided, i.e. upon shipment. Costs incurred by the Company associated with shipping, packaging and handling are included in selling expenses in the consolidated statements of comprehensive loss.

Invoices from revenue streams besides the sale of new or refurbished 3D printers are usually payable within 30 to 60 days. The Company also recognizes that longer payment periods are customary in some countries where it transacts business. To reduce credit risk in connection with machine sales, the Company may, depending upon the circumstances, requires advance payments prior to shipment. On the sale of new or refurbished 3D printers, the Company generally require advance payments prior to shipment and requires international customers to furnish letters of credit. These advance payments are recognized as contract liabilities. Maintenance contracts are generally billed to customers in advance on a monthly, quarterly, or annual basis, and are initially recorded as a contract liability as the Company has an enforceable right to payment after the contract has been signed.

A contract liability is recognized when the Company has received consideration (i.e. advance payment) from customers before satisfying a performance obligation or has an unconditional right to payment under a non-cancellable contract before it transfers the related goods or services to the customer under maintenance and extended warranty contracts. Upon the adoption of IFRS 15, the Company reclassified the deferred income balance, which represents advance payment from customers, to contract liabilities.

The contract liabilities primarily relate to (1) the advance consideration received from customers before satisfying a performance obligation, or an unconditional right to payment under a non-cancellable contract before it transfers the related goods or services to the customer under maintenance contracts, for which revenue is recognized over time; and (2) the advance consideration received from customers for the sale of new or refurbished 3D printers, for which revenue is recognized when the customer has accepted the assets. The total amount of unfulfilled performance obligations for 3D printer sales and long-term volume contracts is € 3.8 million. The Company expects to realize approximately 59% of such amount in 2020 and the remainder in 2021. The amount of kEUR 584 included in contract liabilities at December 31, 2018 has been recognized as revenue in 2019 (2018: kEUR 507).

In the following table, revenue from contracts with customers is disaggregated by primary geographical market, and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Group’s reportable segments (see Note 18).

	Year ended December 31,
	SYSTEMS		SERVICES
	2019	2018	2019	2018

Primary geographical markets
EMEA	4,951	5,592	6,314	9,081
Asia Pacific	5,371	4,704	931	746
Americas	3,132	1,952	3,903	3,934
	13,454	12,248	11,148	13,761

Timing of revenue recognition
Products transferred at a point in time	12,332	11,188	11,148	13,761
Products and services transferred over time	1,122	1,060	--	--
Revenue from contracts with customers	13,454	12,248	11,148	13,761

In 2019, voxeljet leased two 3D printers (2018: two 3D printers and 2017: one 3D printer) to customers under operating leases. Rental income is recognized on a straight‑line basis over the term of the lease as revenue and is reported within the Systems segment.

Financial instruments

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaced IAS 39, Financial Instruments.

The Company has applied the exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 are recognized in retained earnings and reserves as of January 1, 2018. Accordingly, the information presented for 2017 does not reflect the requirements of IFRS 9 but rather those of IAS 39.

The details of accounting policies under IFRS 9 and the nature and effect of the changes to previous accounting policies are set out below.

Classification and measurement of financial assets and financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost, fair value through other comprehensive income (FVOCI), or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to record subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

Under IFRS 9, our investments in bond funds are classified as fair value through other comprehensive income (FVOCI). As permitted by IFRS 9, the Company has designated these investments at the date of initial application as measured at FVOCI.

Under IAS 39 as well as upon adoption of IFRS 9, our derivative financial instruments have been designated as at FVTPL.

Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (ECL) model. The new impairment model applies to financial assets measured at amortized cost, FVOCI and contract assets. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The Company’s financial assets at amortized cost consist of trade receivables and cash and cash equivalents. For cash and cash equivalents the adoption of IFRS 9 did not have any impact regarding impairment.

Under IFRS 9, loss allowances are measured on either of the following bases:

-	12-months ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; or
-	lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information.

The Company considers an investment to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’. The Company limits its exposure to credit risk by investing only in bond funds which are fully guaranteed by the financial institutions and therefore represents short term credit rating of A‑3 based on Standard & Poor’s or P‑2 based on Moody’s.

Trade receivables

The Company considers trade receivables which are in default individually prior to the application of the ECL model to the remaining population. The Company measures loss allowances for trade receivables at an amount equal to lifetime ECLs. ECLs are a probability-weighted estimate of credit losses. The Company calculates the ECL based on the risk scoring its customers’ according to an external rating agency. Following the risk score of each customer, the trade receivables are clustered into different grades. For each grade, the ECL is calculated after deducting from trade receivables a loss allowance based on actual credit loss experience. In addition the Company uses qualitative assessment of the trade receivables, where default has incurred.

Debt securities

The Group considers debt securities to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’. The Group limits its exposure to credit risk by investing only in bond funds which are fully guaranteed by the financial institutions and therefore represents short term credit rating of A‑3 based on Standard & Poor’s or P‑2 based on Moody’s.

Presentation of impairment

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets and presented within other operating expenses.

Impairment losses on financial assets classified as FVTPL and FVOCI are presented within the finance expense and other comprehensive income, respectively.

Impact of the impairment model

For assets in the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile. The following tables provide information about the exposure to credit risk and ECLs for trade receivables as of December 31, 2019 and 2018, respectively. This was calculated after a specific assessment of the trade receivables and after recording a specific debt allowance.

December 31, 2019
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	2,400	4	2,396
Grades 5-7:	Fair risk	B+ to BBB	1.3%	3,132	42	3,090
Grades 8-9:	Substandard	CCC- to B	7.0%	233	16	217
Grade 10:	Doubtful	C to CC	25.0%	283	71	212
Grade 11:	Loss	D	100.0%	--	--	--
				6,048	133	5,915

December 31, 2018
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,171	29	2,142
Grades 8-9:	Substandard	CCC- to B	7.0%	648	45	603
Grade 10:	Doubtful	C to CC	25.0%	22	6	16
Grade 11:	Loss	D	100.0%	72	72	--
				6,187	157	6,030

Cash and cash equivalents

Cash and cash equivalents are short‑term bank deposits and are not subject to a significant risk of change in value.

Leases

The Group has initially adopted IFRS 16 Leases from January 1, 2019. IFRS 16 introduced a single, on-balance sheet accounting model for lessees. As a result, the Group, as a lessee, has recognized right-of-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.

The Group has applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings as of January 1, 2019. Accordingly, the comparative information presented for 2018 has not been restated and is therefore presented as previously reported, under IAS 17 and related interpretations. The details of changes in accounting are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to the comparative information.

Definition of a lease

Previously, the Company determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining Whether an Arrangement contains a Lease. The Company now assesses whether a contract is or contains a lease based on the new definition of a lease. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

On transition to IFRS 16, the Company elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applies IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease and non-lease component on the basis of their relative stand-alone prices.

The Company as a lessee

The Company leases assets, including properties, production equipment and vehicles. As a lessee, the Company previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases. These leases are on-balance sheet.

However, the Company has elected not to recognize right-of-use assets and lease liabilities for some leases of low-value assets (e.g. tools) as well as short-term leases (leases with less than 12 months of lease term). The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The Company presents right-of-use assets in “property, plant and equipment”, in the same line item as it presents underlying assets of the same nature that it owns. The carrying amounts of right-of-use assets are as below:

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2019	3,109	112	280	3,501
Balance at December 31, 2019	3,658	72	254	3,984

The Company presents lease liabilities within “financial liabilities” in the condensed consolidated statements of financial position.

Leases under IFRS 16

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at an amount equal to the lease liability, and subsequently at cost less any accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in the future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether it will exercise a purchase, extension or termination option.

The Company has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.

Transition

Previously, the Company classified property plant and equipment leases as operating leases under IAS 17. These include manufacturing facilities. The leases typically run for a period of three to ten years. Some leases include an option to renew the lease for an additional three to five years after the end of the non-cancelable period.

At transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Company’s incremental borrowing rates for similar assets as of January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Company used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

-	Applied a single discount rate to a portfolio of leases with reasonably similar characteristics.
-	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term.
-	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

The Company leases a small number of items of production equipment. These leases were classified as finance leases under IAS 17. For these finance leases, the carrying amount of the right-of-use asset and the lease liability at January 1, 2019 were determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.

The Company as a lessor

The Company leases out a small number of 3D printers. Those leases have been classified as operating leases.

The accounting policies applicable to the Company as a lessor are not different from those under IAS 17.

The Company is not required to make any adjustments on transition to IFRS 16 for leases in which it acts as a lessor.

Impacts on financial statements

Impacts on transition

On transition to IFRS 16, the Company recognized additional right-of-use assets, including property, plant and equipment and additional lease liabilities. The impact on transition is summarized below.

Impact on adopting IFRS 16 at January 1, 2019
(€ in thousands)
Right-of-use assets presented in property plant and equipment	3,501
Lease liabilities as presented in financial liabilities	3,574

When measuring lease liabilities for leases that were classified as operating lease, the Company discounted lease payments using its incremental borrowing rates as of January 1, 2019. The weighted-average rate applied is 4.55%.

January 1, 2019
(€ in thousands)
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements	2,584
Discounted using the incremental borrowing rate at January 1, 2019	2,021
Finance lease liability recognized as at December 31, 2018	105
Recognition exemption for leases with less than 12 months of lease term at transition	(84)
Extension options reasonably certain to be exercised	1,532
Lease liabilities recognized at January 1, 2019	3,574

Impacts for the period

As a result of initially applying IFRS 16, in relation to the leases that were previously classified as operating leases, the Company recognized kEUR 3,984 of right-of-use assets and kEUR 3,610 of lease liabilities as of December 31, 2019.

Also in relation to those leases under IFRS 16, the Company has recognized depreciation and interest costs, instead of operating lease expenses. During the twelve months ended December 31, 2019, the Company recognized kEUR 765 of depreciation expenses and kEUR 190 of interest expense from these leases.

Within the statement of cash flows, cash payments for the principal portion of lease payments, as well as for the interest portion, have been classified as financing activities. Payments for short-term leases have been classified as operating activities.

Research and development expenses

All research and development costs are charged to expense as incurred.

Government grants

Government grants awarded for project funding are recorded within other operating income in the consolidated statement of comprehensive loss if the related research and development costs have been incurred and provided that the conditions for the funding have been met. Until then, amounts received under government grants are recorded as deferred income in the statements of financial position.

Employee stock option plan

In April 2017, the Supervisory Board adopted and approved Option Plan 2017. The plan authorizes to grant shares of equity-settled stock options to employees and members of the management board. The Company’s stock-based compensation expense is estimated at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period of the award. The Company calculates the fair value of each option award on the date of grant under the Monte Carlo simulation model. The determination of the grant date fair value of the awards using a simulation model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the expected life of the awards, risk-free interest rates, and expected dividends. The risk free interest rate is equal to the U.S. Treasury constant maturity rates for the period equal to the expected life. The Company does not currently pay cash dividends on common stock and does not anticipate doing so in the foreseeable future. Accordingly, the expected dividend yield is zero.

Foreign currencies

The financial statements are presented in Euros, the functional currency of voxeljet AG.

Monetary transactions denominated in foreign currencies are translated to Euros at the exchange rates prevailing on the transaction date.

The financial statements of foreign subsidiaries are translated using the concept of the functional currency in accordance with IAS 21. The assets and liabilities of foreign subsidiaries are translated at the spot rate at the end of the period, while their income statement items are translated at average exchange rates for the respective periods. All resulting exchange differences are recognized in other comprehensive income. Gains and losses on foreign currency transactions are shown within other operating income and other operating expenses, respectively, in the consolidated statement of comprehensive loss.

The loans provided to voxeljet AG’s subsidiaries are not considered as net investments in foreign operations. Therefore, gains or losses from foreign exchange differences thereon are recognized in the statement of other comprehensive loss as “other operating income or expenses”.

The exchange rates that are most relevant for voxeljet’s consolidated financial statements are as follows:

Average exchange rates to Euro

December 31,	Average Rate
	USD	GBP	INR	CNY
2019	1.1195	0.8778	78.8361	7.7355
2018	1.1810	0.8847	80.7332	7.8081
2017	1.1297	0.8767	73.5324	7.6290

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2019	1.1234	0.8508	80.1870	7.8205
2018	1.1450	0.8945	79.7298	7.8751

Income Tax

Income tax expense (benefit) consists of current and deferred tax expense and benefit in accordance with IAS 12.

Current income tax expense (benefit) is based on taxable profit (loss) for the year. Taxable profit (loss) differs from profit (loss) as reported in the statements of comprehensive income (loss) because it excludes items of income or expense that are taxable or deductible in other years and further excludes items that are never taxable or deductible. Current income tax expense (benefit) is calculated using tax rates that have been enacted or substantively enacted by the end of the respective reporting period.

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of the current tax payable or receivable is the best estimate of the tax amount to be paid or received that reflects uncertainty related to income tax, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred income tax expense (benefit) is recognized on temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and the corresponding tax basis used in the computation of taxable profit (loss).

Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets, including for carry forward losses to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer more probable than not that sufficient taxable profits will be available to allow all or a part of the assets to be recovered.

Deferred tax expense (benefit) is calculated at the tax rates that are expected to apply in the periods when the liability is settled or the asset is realized, based on tax rates (and tax regulations) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax expense (benefit) is charged or credited to profit or loss, except when it relates to items charged or credited directly to equity, in which case the deferred taxation is also recorded to equity.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Intangible Assets

Intangible assets, including software, licenses and customer relationships, that are acquired by the Company and have a finite useful life are measured at cost less accumulated amortization and any impairment losses. Amortization for intangible assets with finite useful lives is recognized on a straight‑line basis over their useful lives.

The amortization of licenses is allocated to the cost of inventory and is included in cost of sales as 3D printers are sold; the amortization of software is mainly included in selling and administrative expenses.

The estimated useful economic lives of acquired intangible assets are presented in the following table:

USEFUL LIFE OF INTANGIBLE ASSETS

Software	3-5 years
Licenses	6-8 years

An intangible asset is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is derecognized.

Property, Plant and Equipment

Property, plant and equipment is carried at acquisition or manufacturing cost (for internally manufactured printers used in the Services segment or the research and development function) and depreciated on a straight‑line basis over the estimated useful lives of the related assets, taking into account estimated residual values. Except the sale of used printers, realized gains and losses are recognized upon disposal or retirement of the related assets and are reflected within other operating income or other operating expenses in the consolidated statement of comprehensive loss. Subsequent expenditures are capitalized only if it is probable that voxeljet will receive additional economic benefits from the particular asset associated with these expenditures, and the costs can be determined reliably. In those cases the assets are depreciated over their useful lives. Repair and maintenance expenditures are expensed as incurred. Land is not depreciated. Additions to property, plant and equipment relating to self‑constructed 3D printers are considered non‑cash transactions.

The estimated useful economic lives of items of property, plant and equipment are as follows:

USEFUL LIFE OF PROPERTY, PLANT AND EQUIPMENT

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years

Useful lives, depreciation methods and residual values are reviewed at least annually and, if they change significantly, depreciation charges for current and future periods are adjusted accordingly.

Inventories

Raw materials and merchandise

Raw materials are measured at the lower of acquisition cost, as determined on the weighted average costs method, and net realizable value. Obsolete inventories are written off directly into cost of sales.

Work in progress

Work in progress is measured at the lower of manufacturing cost and net realizable value. Manufacturing costs comprise all costs that are directly attributable to the manufacturing process, such as direct material and labor, and production related overheads (based on normal operating capacity and normal consumption of material, labor and other production costs), including depreciation charges. Net realizable value is defined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs of the sale. For purposes of determining net realizable value, selling expenses include all costs expected to be incurred to make the sale, primarily shipping, packaging and handling as well as commissions.

We also use our own printers in our service centers. Unfinished printers are generally available to be sold if a customer requests a product with a specification which can be met by one of the products in progress. Accordingly, we classify printers as inventory until we remove a finished printer from our manufacturing warehouse to use it in a service center. The reclassification as property, plant and equipment, as a non-cash transaction, occurs at cost and depreciation starts at inception of service.

We evaluate the adequacy of our inventory reserves on a periodic basis in order to determine the need for an inventory reserve.

Impairment of non‑financial assets

The Company assesses at the end of each reporting period whether there is an indication that a non‑financial asset may be impaired. Such assets are tested for impairment if there are indicators that the carrying amounts may not be recoverable. An impairment loss is recognized in the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of an asset’s fair value less cost to sell and its value in use. As individual assets do not generate largely independent cash flows, impairment testing is performed at the cash generating unit level. An individual fixed asset within a CGU cannot be written down below fair value less cost incurred to sell the individual asset.

Earnings (loss) per share

Basic earnings per share amounts are calculated by dividing profit (loss) by the weighted average number of ordinary shares outstanding. There are no dilutive instruments issued and outstanding.

	2019	2018
	(in thousands of shares)

Issued ordinary shares at 1 January	4,836	3,720
Effect of shares issued on October 17, 2018	--	192
Effect of shares issued on November 8, 2018	--	29
Weighted-average number of ordinary shares at 31 December	4,836	3,941